Exhibit 99.1

World Omni Auto Receivables Trust 2022-B

Monthly Servicer Certificate

November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	782,295,536.12	38,816
Yield Supplement Overcollateralization Amount 10/31/22	73,217,709.18	0
Receivables Balance 10/31/22	855,513,245.30	38,816
Principal Payments	28,253,386.02	588
Defaulted Receivables	704,928.05	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	69,763,968.80	0
Pool Balance at 11/30/22	756,790,962.43	38,204

Pool Statistics	$ Amount	# of Accounts
Pool Factor	76.25%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	6,541,817.12	274
Past Due 61-90 days	2,537,127.93	102
Past Due 91-120 days	432,142.76	15
Past Due 121+ days	0.00	0
Total	9,511,087.81	391

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	443,831.72
Aggregate Net Losses/(Gains) - November 2022	261,096.33
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.37%
Prior Net Losses/(Gains) Ratio	0.74%
Second Prior Net Losses/(Gains) Ratio	0.28%
Third Prior Net Losses/(Gains) Ratio	0.39%
Four Month Average	0.45%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	6,811,118.66
Actual Overcollateralization	6,811,118.66
Weighted Average Contract Rate	4.19%
Weighted Average Contract Rate, Yield Adjusted	8.61%
Weighted Average Remaining Term	54.00

Flow of Funds	$ Amount
Collections	31,647,307.15
Investment Earnings on Cash Accounts	28,195.11
Servicing Fee	(712,927.70)
Transfer to Collection Account	-
Available Funds	30,962,574.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,912,604.17
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,713,913.86
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,811,118.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,642,433.70

Total Distributions of Available Funds	30,962,574.56

Servicing Fee	712,927.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	775,254,876.29
Principal Paid	25,275,032.52
Note Balance @ 12/15/22	749,979,843.77

Class A-1
Note Balance @ 11/15/22	21,084,876.29
Principal Paid	21,084,876.29
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2a
Note Balance @ 11/15/22	247,800,000.00
Principal Paid	2,933,109.36
Note Balance @ 12/15/22	244,866,890.64
Note Factor @ 12/15/22	98.8163400%

Class A-2b
Note Balance @ 11/15/22	106,200,000.00
Principal Paid	1,257,046.87
Note Balance @ 12/15/22	104,942,953.13
Note Factor @ 12/15/22	98.8163400%

Class A-3
Note Balance @ 11/15/22	266,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	266,000,000.00
Note Factor @ 12/15/22	100.0000000%

Class A-4
Note Balance @ 11/15/22	89,920,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	89,920,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Note Balance @ 11/15/22	29,500,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	29,500,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Note Balance @ 11/15/22	14,750,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	14,750,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,045,108.34
Total Principal Paid	25,275,032.52
Total Paid	27,320,140.86

Class A-1
Coupon	1.54800%
Interest Paid	27,199.49
Principal Paid	21,084,876.29
Total Paid to A-1 Holders	21,112,075.78

Class A-2a
Coupon	2.77000%
Interest Paid	572,005.00
Principal Paid	2,933,109.36
Total Paid to A-2a Holders	3,505,114.36

Class A-2b
One-Month SOFR	3.21771%
Coupon	3.78771%
Interest Paid	335,212.34
Principal Paid	1,257,046.87
Total Paid to A-2b Holders	1,592,259.21

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0801167
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7076930
Total Distribution Amount	27.7878097

A-1 Interest Distribution Amount	0.1187751
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	92.0736956
Total A-1 Distribution Amount	92.1924707

A-2a Interest Distribution Amount	2.3083333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	11.8365995
Total A-2a Distribution Amount	14.1449328

A-2b Interest Distribution Amount	3.1564250
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	11.8365995
Total A-2b Distribution Amount	14.9930245

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	146.94
Noteholders' Third Priority Principal Distributable Amount	583.58
Noteholders' Principal Distributable Amount	269.48

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	4,915,858.40
Investment Earnings	14,397.11
Investment Earnings Paid	(14,397.11)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,652,457.57	$9,580,558.54	5,161,238.66
Number of Extensions	196	348	185
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	1.08%	0.56%